Cash and Cash Equivalents (Tables)	12 Months Ended
Mar. 31, 2023
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents

	As at March 31
Particulars	2022	2023
Cash in hand	24	80
Funds in transit	32,749	37,878
Bank balances	153,389	168,779
Term deposits	27,121	77,281
Total	213,283	284,018